LEASES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Apr. 21, 2022	Jun. 30, 2022	Dec. 31, 2021
ROU Assets		$ 1,344,464	$ 0
Lease Liabilities	$ 1,383,408
Boston Solar [Member]
Tools lease payments	1,312
Total lease expense		$ 81,420
ROU Assets	1,400,278
Lease Liabilities	1,400,278
Boston Solar [Member] | Minimum [Member]
Monthly operating lease payments	4,372
Vehicle leases	644
Boston Solar [Member] | Maximum [Member]
Monthly operating lease payments	18,466
Vehicle leases	$ 821